Fidelity®

Contrafund®

Semiannual Report

June 30, 2001

(2_fidelity_logos) (Registered Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Amid a slowing economy highlighted by frequent corporate earnings disappointments, mounting unemployment and waning consumer confidence, equity investors abandoned expensive, large-cap growth stocks in favor of the current earnings delivered by small- and mid-cap value stocks during the first six months of 2001. Fixed-income investments also offered a measure of stability, as corporate, mortgage and agency securities generally outperformed many popular equity indexes through the mid-point of the year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended June 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	-10.17%	-15.10%	89.34%	380.95%
Fidelity Contrafund (incl. 3.00% sales charge)	-12.86%	-17.65%	83.66%	366.53%
S&P 500 ®	-6.70%	-14.83%	96.59%	308.19%
Growth Funds Average	-10.48%	-19.10%	78.25%	268.48%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,844 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended June 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Contrafund	-15.10%	13.62%	17.01%
Fidelity Contrafund (incl. 3.00% sales charge)	-17.65%	12.93%	16.65%
S&P 500	-14.83%	14.48%	15.10%
Growth Funds Average	-19.10%	11.78%	13.50%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund on June 30, 1991, and the current 3.00% sales charge was paid. As the chart shows, by June 30, 2001, the value of the investment would have grown to $46,653 - a 366.53% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $40,819 - a 308.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper multi-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of June 30, 2001, the six month, one year, five year and 10 year cumulative total returns for the multi-cap core funds average were, -6.44%, -12.57%, 86.97%, and 291.18%, respectively; and the one year, five year and 10 year average annual total returns were, -12.57%, 12.93%, and 14.24%, respectively. The six month, one year, five year and 10 year cumulative total returns for the multi-cap supergroup average were, -6.60%, -8.83%, 81.90%, and 286.22%, respectively; and the one year, five year and 10 year average annual total returns were, -8.83%, 12.29%, and 14.15%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Despite extreme volatility during the first half of 2001, opportunities for strong returns were still abundant for equity investors. In short, big was anything but better during the first half of the year. Small- and mid-cap value stocks were the top performers, while large-cap growth fell from favor. The technology and telecommunications industries were the primary victims of this fallout. The "irrational exuberance" - a phrase coined by Federal Reserve Board chairman Alan Greenspan a few years ago to describe the extraordinary run-up in these new economy stocks - quickly evaporated as economic growth slowed and earnings disappointments piled up. In response, investors turned to the long-neglected value arena, where many companies demonstrated real earnings growth and reasonable valuations. A look at the numbers reveals the performance discrepancy between the large-cap growth and mid- to small-cap value styles: For the six-month period ending June 30, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 12.72%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 14.24%. Other growth-oriented indexes demonstrated a similar shortfall. The large-cap weighted Standard & Poor's 500SM Index fell 6.70%, while the tech- and telecom-heavy NASDAQ Composite® Index lost 12.40%. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the six-month period down 1.86%.

(Portfolio Manager photograph)
An interview with Will Danoff, Portfolio Manager of
Fidelity Contrafund

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2001, the fund returned -10.17%. The Standard & Poor's 500 Index declined 6.70% during the same period, while the growth funds average returned -10.48% according to Lipper Inc. For the 12 months that ended June 30, 2001, the fund returned -15.10%, while the S&P 500 and Lipper average returned -14.83% and -19.10%, respectively. As a fellow Contrafund shareholder, I am disappointed with these results and I'm working harder than ever to improve performance for the second half of the year.

Q. Why did the fund lag the S&P 500 during the six-month period, but beat its Lipper peers?

A. I anticipated a continued economic slowdown as we entered 2001, and had built positions in defensive areas such as insurance, consumer staples and energy stocks. Historically, these groups have produced steady earnings growth despite the economic climate. Then, in early January, the Federal Reserve Board lowered interest rates and changed the complexion of the market. Immediately - and, I feel, prematurely - investors anticipated a rebound and interest-rate sensitive groups such as autos and housing emerged as market leaders. This change of events hurt the fund relative to the index, as we had little exposure here. As for the fund's peers, my underweighting in technology may have given the fund a slight edge.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. You lowered the fund's technology exposure from 13% to 4% during the period. Did this de-emphasis help?

A. It did, as the technology sector declined nearly 20% during the period. As I've mentioned before, the tech stock bubble peaked in the spring of 2000, and the sector generally has declined ever since. Profit expectations fell roughly 70% during this time, making the valuations of large-cap tech stocks still expensive despite the NASDAQ's 60% decline from its peak last year. Also, my experience suggested that earnings growth after the bubble bursts is never as good as expectations were during the bubble. In hindsight, I wish I had owned more Microsoft during the period, as the stock rose significantly on the heels of a strong new product cycle. Brocade Communications - which the fund no longer owned at the end of the period - and Cisco Systems were two of our tech holdings that performed poorly and hurt the fund's performance.

Q. Finance stocks accounted for about 21% of the fund's investments at the end of the period. Why did you like this group?

A. The sector is huge and growing, and it's still quite fragmented. For example, more than 6,000 banks operate in the U.S., versus only eight in Canada. The fund held large positions in regional banks that were generating good returns, including Fifth Third and M&T Bank. The fund's best individual performer during the period was Household International, which benefited from lower interest rates, disciplined expense management and solid earnings growth.

Q. Considering the fund's defensive flavor during the period, why didn't you add more health care stocks?

A. Drug stocks - which make up a good portion of the health care universe - endured a challenging period. Valuations were very high entering the period, and many drug companies released disappointing clinical results for their new drug prospects. Also, many suffered from fears of intensified generic competition as patent expirations approached. Schering-Plough, one of the fund's largest health care positions at the beginning of the period, struggled for these reasons as well as unanticipated manufacturing problems. I retained a large stake in Pfizer which, despite dropping in value during the period, was one of the few drug companies that met its earnings targets. The fund did benefit from owning hospital companies such as HCA and Tenet Healthcare, as increased demand, good cost controls and strong free cash flows helped hospital stocks.

Q. What's your outlook, Will?

A. The technology sector may continue to trail the broader market throughout 2001, as valuations remain high and a profit recovery could be muted by significant excess industry capacity. High valuations also could mute the recovery of many of the market's largest companies, which are still trading at price-to-earnings ratios twice their earnings growth rates. With the Federal Reserve lowering interest rates, economic activity should improve. Inflation remains subdued, so the broader market may perform well. At the end of the period, I was finding good ideas in the finance, health care and consumer cyclical sectors, all of which tend to benefit from falling interest rates and had steady growth and reasonable valuations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Fund number: 022

Trading symbol: FCNTX

Start date: May 17, 1967

Size: as of June 30, 2001, more than $34.6 billion

Manager: Will Danoff, since 1990; manager, VIP II: Contrafund, since 1995; Fidelity Select Retailing Portfolio, 1986-1989; joined Fidelity in 1986

3

Will Danoff on the role smaller stocks played in the portfolio during the period:

"Mid-cap stocks - which I define as companies with market capitalizations of between $1 billion and $10 billion - rose 1% during the past six-month period and 18% during 2000. This performance handily beat the large-cap-oriented S&P 500 during both time periods.

"Since I began managing the fund in October 1990, I've invested heavily in mid-cap stocks, believing that I can often find better long-term earnings growth opportunities in small- or medium-sized companies than in the largest public companies, which often can be limited by their sheer size.

"This belief proved accurate during this particular period, as small- and mid-cap growth stocks grew their earnings faster than the S&P 500, yet traded at lower valuations. As of June 30, the fund had roughly 35% of its assets in companies with market caps between $1 billion and $10 billion. In comparison, these companies accounted for 12.5% of the S&P 500 at the end of June. This gap in smaller-cap exposure helped the fund's performance during the period. As the period came to a close, I was particularly keen on mid-cap growth names such as Patterson Dental, Sunguard Data and Bed Bath & Beyond, the latter of which performed well during the period."

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.7	2.6
Fannie Mae	2.3	1.7
Pfizer, Inc.	2.1	2.1
Berkshire Hathaway, Inc. Class A	2.1	1.9
Minnesota Mining & Manufacturing Co.	2.0	0.6
Colgate-Palmolive Co.	1.9	1.4
BP PLC sponsored ADR	1.6	1.4
Household International, Inc.	1.4	0.9
Avon Products, Inc.	1.3	0.9
American International Group, Inc.	1.3	2.1
	18.7
Top Five Market Sectors as of June 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	24.4
Energy	13.0	7.2
Industrials	12.9	9.1
Consumer Discretionary	11.3	9.3
Consumer Staples	11.2	10.3
Asset Allocation (% of fund's net assets)
As of June 30, 2001 *		As of December 31, 2000 **
	Stocks 89.9%		Stocks 88.2%
	Bonds 1.4%		Bonds 2.4%
	Short-Term Investments and Net Other Assets 8.7%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	16.7%	** Foreign investments	11.0%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Investments June 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Goodyear Tire & Rubber Co.	1,725,600	$ 48,317
Michelin SA (Compagnie Generale des Etablissements) Series B	1,406,300	44,649
Midas, Inc. (c)	768,100	9,678
Snap-On, Inc.	325,500	7,864
		110,508
Automobiles - 1.2%
Harley-Davidson, Inc.	64,120	3,019
Honda Motor Co. Ltd.	2,500,000	109,987
Nissan Motor Co. Ltd.	16,282,000	112,402
Toyota Motor Corp.	5,721,300	201,533
		426,941
Hotels Restaurants & Leisure - 1.8%
AFC Enterprises, Inc.	477,300	9,140
Brinker International, Inc. (a)	241,700	6,248
California Pizza Kitchen, Inc.	119,800	2,785
CBRL Group, Inc.	298,100	5,282
Darden Restaurants, Inc.	49,200	1,373
Harrah's Entertainment, Inc. (a)	318,180	11,232
International Game Technology (a)	420,600	26,393
Krispy Kreme Doughnuts, Inc. (a)	79,900	3,196
Marriott International, Inc. Class A	791,600	37,474
McDonald's Corp.	12,626,880	341,683
Outback Steakhouse, Inc. (a)	594,400	17,119
P.F. Chang's China Bistro, Inc. (a)(c)	1,064,100	40,329
Park Place Entertainment Corp. (a)	539,100	6,523
Starwood Hotels & Resorts Worldwide, Inc. unit	2,131,900	79,477
Wendy's International, Inc.	1,060,200	27,078
		615,332
Household Durables - 1.3%
Beazer Homes USA, Inc. (a)	100,000	6,349
Centex Corp.	1,288,600	52,510
Clayton Homes, Inc.	1,007,200	15,833
D.R. Horton, Inc.	507,000	11,509
Ethan Allen Interiors, Inc.	527,700	17,150
Harman International Industries, Inc. (c)	2,457,200	93,595
Lennar Corp.	1,936,700	80,760
Mohawk Industries, Inc. (a)	1,418,600	49,935
Nintendo Co. Ltd.	399,400	72,694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	665,200	$ 28,357
Whirlpool Corp.	405,900	25,369
Yankee Candle Co., Inc. (a)	306,700	5,824
		459,885
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	1,071,700	72,554
Leisure Equipment & Products - 0.2%
Mattel, Inc.	3,917,300	74,115
Media - 2.5%
AOL Time Warner, Inc. (a)	1,724,400	91,393
AT&T Corp. - Liberty Media Group Class A (a)	4,874,900	85,262
Charter Communications, Inc. Class A (a)	5,565,000	129,943
Comcast Corp. Class A (special) (a)	2,715,600	117,993
Cox Communications, Inc. Class A (a)	455,198	20,165
E.W. Scripps Co. Class A	691,300	47,700
Insight Communications, Inc. (a)	385,700	10,036
McGraw-Hill Companies, Inc.	312,600	20,678
Mediacom Communications Corp. Class A (a)	1,996,100	35,531
Omnicom Group, Inc.	648,000	55,728
Viacom, Inc. Class B (non-vtg.) (a)	4,768,959	246,794
		861,223
Multiline Retail - 0.7%
Costco Wholesale Corp. (a)	159,700	6,696
JCPenney Co., Inc.	3,830,090	100,961
Kmart Corp. (a)	1,596,800	18,315
Sears, Roebuck & Co.	943,100	39,903
Stein Mart, Inc. (a)(c)	2,490,800	25,481
Target Corp.	1,448,200	50,108
		241,464
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	239,800	10,671
AutoNation, Inc.	1,142,370	13,251
AutoZone, Inc. (a)	429,700	16,114
Bed Bath & Beyond, Inc. (a)	5,751,300	174,955
Best Buy Co., Inc. (a)	363,900	23,115
Charming Shoppes, Inc. (a)(c)	9,355,300	57,161
Copart, Inc. (a)	119,800	3,542
Footstar, Inc. (a)(c)	1,579,500	54,335
Galyan's Trading Co., Inc. (a)	29,900	611
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Gap, Inc.	3,026,800	$ 87,777
Gymboree Corp. (a)(c)	2,023,500	16,593
Home Depot, Inc.	1,868,900	86,997
Lowe's Companies, Inc.	505,100	36,645
Payless ShoeSource, Inc. (a)	268,700	17,385
Talbots, Inc.	1,282,600	56,114
TJX Companies, Inc.	4,786,100	152,533
Toys 'R' Us, Inc. (a)	2,919,900	72,268
		880,067
Textiles & Apparel - 0.5%
Coach, Inc.	2,090,124	79,529
Jones Apparel Group, Inc. (a)	675,400	29,177
Liz Claiborne, Inc.	1,124,200	56,716
Vans, Inc. (a)	200,900	4,741
		170,163
TOTAL CONSUMER DISCRETIONARY		3,912,252
CONSUMER STAPLES - 11.2%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	4,362,600	179,739
Diageo PLC	12,297,677	135,763
Molson, Inc. Class A	2,024,100	64,172
Pepsi Bottling Group, Inc.	2,943,800	118,046
PepsiCo, Inc.	8,759,900	387,188
The Coca-Cola Co.	257,300	11,579
		896,487
Food & Drug Retailing - 2.9%
Albertson's, Inc.	1,969,200	59,056
CVS Corp.	7,881,098	304,210
Fleming Companies, Inc. (c)	2,569,267	91,723
George Weston Ltd.	1,459,500	84,852
Koninklijke Ahold NV	2,605,998	81,920
Loblaw Companies Ltd.	520,700	17,330
Rite Aid Corp. (a)	3,012,350	27,111
Rite Aid Corp. (a)(d)	3,366,000	27,265
Safeway PLC	6,959,886	39,674
Sysco Corp.	3,310,900	89,891
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Tesco PLC	18,191,800	$ 66,043
Walgreen Co.	2,735,200	93,407
		982,482
Food Products - 1.9%
Cadbury Schweppes PLC	10,411,900	70,661
Dreyer's Grand Ice Cream, Inc.	136,400	3,840
Earthgrains Co.	1,802,600	46,868
Hershey Foods Corp.	51,200	3,160
Kraft Foods, Inc. Class A	3,304,830	102,450
Nestle SA (Reg.)	632,700	134,760
Quaker Oats Co.	2,492,300	227,422
Wm. Wrigley Jr. Co.	1,696,500	79,481
		668,642
Household Products - 1.9%
Colgate-Palmolive Co.	11,235,200	662,764
Personal Products - 1.9%
Avon Products, Inc.	10,125,022	468,586
Estee Lauder Companies, Inc. Class A	586,000	25,257
Gillette Co.	5,578,200	161,712
		655,555
TOTAL CONSUMER STAPLES		3,865,930
ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Carbo Ceramics, Inc.	91,900	3,405
Cooper Cameron Corp. (a)	800,860	44,688
Diamond Offshore Drilling, Inc.	625,100	20,660
ENSCO International, Inc.	1,441,090	33,722
Global Marine, Inc. (a)	845,900	15,759
Hanover Compressor Co. (a)	2,712,800	89,767
Schlumberger Ltd. (NY Shares)	791,900	41,694
Smith International, Inc. (a)	150,700	9,027
Transocean Sedco Forex, Inc.	574,900	23,715
Weatherford International, Inc. (a)	1,193,400	57,283
		339,720
Oil & Gas - 12.0%
Alberta Energy Co. Ltd. (c)	10,685,010	441,092
Amerada Hess Corp.	1,732,900	140,018
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Anadarko Petroleum Corp.	531,100	$ 28,695
Apache Corp.	547,200	27,770
BP PLC sponsored ADR	10,892,866	543,009
Burlington Resources, Inc.	4,625,420	184,786
Canadian Natural Resources Ltd.	3,500,030	103,683
Chevron Corp.	1,881,780	170,301
Conoco, Inc. Class B	5,846,700	168,970
EOG Resources, Inc.	463,200	16,467
Equitable Resources, Inc.	1,131,800	37,700
Exxon Mobil Corp.	10,926,582	954,440
Kerr-McGee Corp.	967,200	64,096
Murphy Oil Corp.	402,200	29,602
Nexen, Inc.	2,164,480	54,469
Noble Affiliates, Inc.	2,788,600	98,577
Nuevo Energy Co. (a)	15,200	248
Occidental Petroleum Corp.	800,000	21,272
Phillips Petroleum Co.	3,241,800	184,783
Rio Alto Exploration Ltd. (a)	202,700	3,514
Royal Dutch Petroleum Co. (NY Shares)	1,684,300	98,144
Suncor Energy, Inc.	6,229,620	158,827
Talisman Energy, Inc.	1,603,230	61,154
Texaco, Inc.	2,502,000	166,633
Tosco Corp.	407,200	17,937
TotalFinaElf SA sponsored ADR	1,554,065	109,095
Ultramar Diamond Shamrock Corp.	588,700	27,816
Unocal Corp.	162,300	5,543
USX - Marathon Group	4,416,860	130,342
Valero Energy Corp.	2,789,800	102,609
Westport Resources Corp.	967,100	20,309
		4,171,901
TOTAL ENERGY		4,511,621
FINANCIALS - 21.3%
Banks - 6.0%
Astoria Financial Corp.	508,600	29,606
Australia & New Zealand Banking Group Ltd.	4,026,439	34,736
Bank of America Corp.	2,213,800	132,894
Bank of Ireland, Inc.	2,409,800	23,954
Bank One Corp.	12,634,300	452,308
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Barclays PLC	642,300	$ 19,818
Commerce Bancorp, Inc.	934,892	65,536
Fifth Third Bancorp	4,018,150	242,495
First Union Corp.	640,866	22,392
Golden West Financial Corp.	2,298,000	147,624
Hibernia Corp. Class A	440,400	7,839
Lloyds TSB Group PLC	6,537,100	65,830
M&T Bank Corp.	2,934,300	221,540
Mercantile Bankshares Corp.	376,100	14,863
National Commerce Financial Corp.	319,500	7,793
North Fork Bancorp, Inc.	1,304,600	40,443
Royal Bank of Scotland Group PLC	6,945,534	154,042
SouthTrust Corp.	2,350,900	61,123
Synovus Finanical Corp.	1,447,800	45,432
U.S. Bancorp	10,160,549	231,559
Wells Fargo & Co.	1,328,480	61,681
		2,083,508
Diversified Financials - 6.7%
AMBAC Financial Group, Inc.	293,250	17,067
Capital One Financial Corp.	1,999,100	119,946
Citigroup, Inc.	3,273,192	172,955
Daiwa Securities Group, Inc.	15,817,000	165,500
Fannie Mae	9,245,870	787,286
Freddie Mac	991,270	69,389
Household International, Inc.	7,316,610	488,018
MBNA Corp.	2,341,300	77,146
Moody's Corp.	1,001,800	33,560
Nikko Securities Co. Ltd.	11,730,000	93,957
Nomura Securities Co. Ltd.	5,600,000	107,312
SEI Investments Co.	524,100	24,764
USA Education, Inc.	2,082,400	152,015
		2,308,915
Insurance - 8.0%
ACE Ltd.	563,200	22,015
AFLAC, Inc.	1,748,700	55,067
Allstate Corp.	6,230,200	274,066
American International Group, Inc.	5,348,556	459,976
AXA SA de CV	167,900	4,800
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc.:
Class A (a)	10,469	$ 724,455
Class B (a)	10,658	24,513
Canada Life Financial Corp.	887,700	25,798
Conseco, Inc.	7,700,600	105,113
Everest Re Group Ltd.	1,615,620	120,848
Manulife Financial Corp.	2,287,800	63,995
MBIA, Inc.	875,850	48,767
MetLife, Inc.	14,611,300	452,658
MGIC Investment Corp.	249,800	18,145
Old Republic International Corp.	801,300	23,238
Progressive Corp.	408,300	55,198
Radian Group, Inc.	456,600	18,469
RenaissanceRe Holdings Ltd.	704,570	52,209
The St. Paul Companies, Inc.	1,131,300	57,346
Xl Capital Ltd. Class A	2,251,700	184,865
		2,791,541
Real Estate - 0.6%
Equity Office Properties Trust	1,619,400	51,222
Equity Residential Properties Trust (SBI)	2,762,900	156,242
Grand Palais Management Co. LP (d)	398,400	0
		207,464
TOTAL FINANCIALS		7,391,428
HEALTH CARE - 11.1%
Biotechnology - 0.2%
Chiron Corp. (a)	239,500	12,500
Genentech, Inc. (a)	480,500	26,476
IDEC Pharmaceuticals Corp. (a)	119,900	7,771
Serono SA sponsored ADR (a)	1,069,800	26,692
		73,439
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	406,900	14,746
Baxter International, Inc.	621,700	30,463
Becton, Dickinson & Co.	793,400	28,396
Bio-Rad Laboratories, Inc. Class A (a)	283,800	14,133
Biomet, Inc.	1,057,700	50,833
Cooper Companies, Inc.	705,600	36,268
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	384,000	$ 8,832
DENTSPLY International, Inc.	1,332,620	59,235
Diagnostic Products Corp.	63,800	2,118
Disetronic Holding AG (Reg. D)	21,471	15,862
Medtronic, Inc.	2,851,766	131,210
MiniMed, Inc. (a)	1,094,500	51,507
Smith & Nephew PLC	6,441,346	33,641
St. Jude Medical, Inc. (a)	539,700	32,382
Stryker Corp.	289,700	15,890
Sybron Dental Specialties, Inc. (a)	1,498,200	30,698
Varian Medical Systems, Inc. (a)	241,900	17,296
		573,510
Health Care Providers & Services - 4.0%
AmeriSource Health Corp. Class A (a)	825,630	45,657
Cardinal Health, Inc.	1,666,250	114,971
Caremark Rx, Inc. (a)	2,640,236	43,432
Community Health Systems, Inc.	2,246,800	66,281
Express Scripts, Inc. (a)	90,800	4,932
HCA - The Healthcare Co.	5,807,424	262,437
Health Management Associates, Inc. Class A (a)	4,316,100	90,811
HealthSouth Corp. (a)	5,491,600	87,701
Manor Care, Inc. (a)	2,090,900	66,386
Maximus, Inc. (a)	479,100	19,207
McKesson HBOC, Inc.	927,800	34,440
Patterson Dental Co. (a)(c)	4,861,500	167,722
Tenet Healthcare Corp. (a)	4,274,200	220,506
UnitedHealth Group, Inc.	2,856,800	176,407
		1,400,890
Pharmaceuticals - 5.2%
Adolor Corp.	48,000	1,034
Allergan, Inc.	121,000	10,346
American Home Products Corp.	2,835,100	165,683
AstraZeneca PLC sponsored ADR	1,930,900	90,270
CIMA Labs, Inc. (a)	68,000	5,162
Elan Corp. PLC sponsored ADR (a)	5,310,700	323,953
Forest Laboratories, Inc. (a)	288,300	20,469
IVAX Corp. (a)	658,900	25,697
King Pharmaceuticals, Inc. (a)	725,400	38,990
Novartis AG sponsored ADR	5,984,900	216,354
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	18,100,435	$ 724,922
Sanofi-Synthelabo SA	710,911	46,809
Schering-Plough Corp.	2,801,800	101,537
Teva Pharmaceutical Industries Ltd. sponsored ADR	559,100	34,776
		1,806,002
TOTAL HEALTH CARE		3,853,841
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	12,900	1,160
Boeing Co.	109,100	6,066
Bombardier, Inc. Class B (sub. vtg.)	1,278,300	19,250
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	360,800	14,089
Lockheed Martin Corp.	9,214,300	341,390
United Technologies Corp.	2,454,900	179,846
		561,801
Air Freight & Couriers - 0.3%
Expeditors International of Washington, Inc.	1,587,950	97,071
Airlines - 1.1%
British Airways PLC	3,993,898	19,446
Continental Airlines, Inc. Class B (a)	782,520	38,539
Ryanair Holdings PLC sponsored ADR (a)	2,756,800	142,278
Southwest Airlines Co.	9,720,930	179,740
		380,003
Building Products - 0.3%
American Standard Companies, Inc. (a)	1,246,140	74,893
Masco Corp.	666,900	16,646
York International Corp.	399,700	13,997
		105,536
Commercial Services & Supplies - 3.9%
Apollo Group, Inc. Class A (a)	16,000	670
Automatic Data Processing, Inc.	8,268,400	410,939
Avery Dennison Corp.	88,300	4,508
Brambles Industries Ltd.	798,724	19,566
Career Education Corp. (a)	461,500	27,552
Cendant Corp. (a)	4,923,800	96,014
Cintas Corp.	1,807,600	84,867
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Concord EFS, Inc. (a)	982,500	$ 54,568
Corinthian Colleges, Inc. (a)	913,500	42,925
CSG Systems International, Inc. (a)	791,500	46,904
Dun & Bradstreet Corp. (a)	280,500	7,910
Ecolab, Inc.	1,737,500	71,185
Exult, Inc.	849,200	14,097
First Data Corp.	3,992,800	256,537
Fiserv, Inc. (a)	336,600	20,869
IMS Health, Inc.	1,314,000	37,449
Learning Tree International, Inc. (a)	100	2
Modis Professional Services, Inc. (a)	711,100	4,907
Paychex, Inc.	192,400	7,927
Robert Half International, Inc. (a)	1,189,900	29,617
Sabre Holdings Corp. Class A	213,400	10,670
The BISYS Group, Inc. (a)	1,715,700	102,770
Waste Management, Inc.	39,900	1,230
		1,353,683
Construction & Engineering - 0.3%
Fluor Corp.	1,807,420	81,605
Jacobs Engineering Group, Inc. (a)	119,900	7,821
		89,426
Electrical Equipment - 0.0%
Cooper Industries, Inc.	483,000	19,122
Industrial Conglomerates - 2.1%
Minnesota Mining & Manufacturing Co.	5,941,690	677,947
Textron, Inc.	282,700	15,560
Tyco International Ltd.	510,100	27,800
		721,307
Machinery - 1.2%
Danaher Corp.	1,589,420	89,008
Graco, Inc.	124,300	4,102
Illinois Tool Works, Inc.	774,400	49,020
Ingersoll-Rand Co.	778,500	32,074
Roper Industries, Inc.	793,700	33,137
SPX Corp. (a)	1,491,577	186,716
Stewart & Stevenson Services, Inc.	230,610	7,691
		401,748
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 2.0%
C.H. Robinson Worldwide, Inc.	3,571,400	$ 99,963
Canadian National Railway Co.	3,604,620	146,232
Canadian Pacific Ltd.	3,957,400	153,277
CSX Corp.	3,133,760	113,567
GATX Corp.	989,400	39,675
M.S. Carriers, Inc. (a)	508,000	16,530
Norfolk Southern Corp.	999,700	20,694
Swift Transportation Co., Inc. (a)(c)	4,976,100	95,193
		685,131
Trading Companies & Distributors - 0.1%
Fastenal Co.	838,100	51,585
TOTAL INDUSTRIALS		4,466,413
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.1%
CIENA Corp. (a)	160,500	6,110
Cisco Systems, Inc. (a)	79,522	1,540
Nokia AB sponsored ADR	80,000	1,763
Scientific-Atlanta, Inc.	651,500	26,451
		35,864
Computers & Peripherals - 0.1%
NCR Corp. (a)	556,300	26,146
Sun Microsystems, Inc. (a)	287,800	4,662
		30,808
Electronic Equipment & Instruments - 0.6%
Garmin Ltd.	50,500	1,156
Mettler-Toledo International, Inc. (a)	539,700	23,342
Symbol Technologies, Inc.	2,298,230	51,021
Thermo Electron Corp. (a)	5,133,068	113,030
		188,549
Internet Software & Services - 0.2%
Homestore.com, Inc. (a)	68,100	2,362
Netegrity, Inc. (a)	79,900	2,553
RealNetworks, Inc. (a)	233,100	2,688
SmartForce PLC sponsored ADR (a)	910,600	32,099
Yahoo!, Inc. (a)	1,266,000	24,738
		64,440
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	1,123,800	$ 80,812
Electronic Data Systems Corp.	239,500	14,969
SunGard Data Systems, Inc. (a)	5,362,300	160,923
		256,704
Semiconductor Equipment & Products - 0.3%
Analog Devices, Inc. (a)	32,000	1,384
Intel Corp.	1,897,200	57,846
Intersil Corp. Class A (a)	583,500	19,956
KLA-Tencor Corp. (a)	80,400	4,719
LAM Research Corp. (a)	217,900	6,548
Marvell Technology Group Ltd.	199,600	5,389
Teradyne, Inc. (a)	100	3
Texas Instruments, Inc.	399,100	12,572
Vitesse Semiconductor Corp. (a)	100	2
		108,419
Software - 1.9%
Adobe Systems, Inc.	535,100	25,123
Autodesk, Inc.	100	4
BEA Systems, Inc. (a)	15,300	508
Cerner Corp. (a)	479,630	20,552
Electronic Arts, Inc. (a)	1,303,000	74,909
Fair, Isaac & Co., Inc.	10,100	624
Inktomi Corp. (a)	468,700	4,284
Intuit, Inc. (a)	344,300	13,359
Jack Henry & Associates, Inc.	1,037,500	31,488
Legato Systems, Inc. (a)	40,000	636
Manugistics Group, Inc. (a)	1,337,400	35,027
Microsoft Corp. (a)	4,894,300	352,439
Networks Associates, Inc. (a)	2,159,400	26,733
Nuance Communications, Inc. (a)	1,396,600	24,441
NVIDIA Corp. (a)	63,770	5,871
PeopleSoft, Inc. (a)	738,544	35,672
		651,670
TOTAL INFORMATION TECHNOLOGY		1,336,454
MATERIALS - 3.6%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,301,000	59,521
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Engelhard Corp.	572,400	$ 14,762
OM Group, Inc.	563,000	31,669
Praxair, Inc.	2,602,300	122,308
Sigma Aldrich Corp.	191,500	7,756
		236,016
Construction Materials - 0.1%
Vulcan Materials Co.	372,500	20,022
Containers & Packaging - 0.0%
Pactiv Corp. (a)	1,135,900	15,221
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	669,900	5,752
Alcoa, Inc.	3,392,880	133,679
Anglo American PLC	1,968,200	29,668
Barrick Gold Corp.	1,440,560	21,979
BHP Billiton PLC	14,660,137	73,504
BHP Ltd.	7,065,900	37,467
BHP Ltd. (a)	7,525,886	40,905
Compania de Minas Buenaventura SA sponsored ADR	1,066,500	19,666
Dofasco, Inc.	4,000	64
Franco Nevada Mining Corp. Ltd. (c)	8,933,243	114,881
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	3,724,500	41,156
Gold Fields Ltd.	4,006,300	18,043
Goldcorp, Inc. (c)	6,746,858	72,192
Impala Platinum Holdings Ltd.	392,800	19,697
Lonmin PLC	44,400	644
Massey Energy Corp.	2,620,690	51,785
Meridian Gold, Inc. (a)	979,830	7,688
Newmont Mining Corp.	2,259,700	42,053
Normandy Mining Ltd.	12,809,117	8,106
Placer Dome, Inc.	1,870,500	18,285
Rio Tinto PLC (Reg. D)	4,168,700	74,460
Stillwater Mining Co. (a)	648,300	18,963
		850,637
Paper & Forest Products - 0.4%
Boise Cascade Corp.	181,500	6,383
International Paper Co.	723,900	25,843
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Sappi Ltd.	2,668,400	$ 23,505
Weyerhaeuser Co.	1,421,100	78,118
		133,849
TOTAL MATERIALS		1,255,745
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.1%
KPNQwest NV Class C (NY Shares) (a)	1,417,700	12,476
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)(c)	10,322,740	213,371
AT&T Corp. - Wireless Group (a)	47,900	783
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	467,100	12,514
NTT DoCoMo, Inc.	3,782	65,803
Sprint Corp. - PCS Group Series 1 (a)	798,200	19,277
Triton PCS Holdings, Inc. Class A (a)	88,800	3,574
Vodafone Group PLC sponsored ADR	1,597,400	35,702
		351,024
TOTAL TELECOMMUNICATION SERVICES		363,500
UTILITIES - 0.5%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,360,660	62,822
Southern Co.	3,621,730	84,205
		147,027
Gas Utilities - 0.1%
NiSource, Inc.	600,100	16,401
Southern Union Co.	336,300	6,861
		23,262
Multi-Utilities - 0.0%
MDU Resources Group, Inc.	617,200	19,528
TOTAL UTILITIES		189,817
TOTAL COMMON STOCKS (Cost $27,371,552)		31,147,001
Convertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (000s) (e)	Value (Note 1) (000s)
FINANCIALS - 0.0%
Banks - 0.0%
Royal Bank of Scotland Group PLC euro 0% 12/1/03 (Reg. S) (Cost $3,441)	-	GBP	3,035	$ 3,790
U.S. Treasury Obligations - 1.4%

U.S. Treasury Bonds:
6.125% 11/15/27	Aaa		74,005	76,179
6.5% 11/15/26	Aaa		84,900	91,426
6.75% 8/15/26	Aaa		56,600	62,764
6.875% 8/15/25	Aaa		212,800	238,568
TOTAL U.S. TREASURY OBLIGATIONS (Cost $446,606)				468,937
Cash Equivalents - 9.8%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 3.75%, dated 6/29/01 due 7/2/01	$ 3,363	3,362
	Shares
Fidelity Cash Central Fund, 4.09% (b)	3,071,852,446	3,071,852
Fidelity Securities Lending Cash Central Fund, 4.02% (b)	329,001,575	329,002
TOTAL CASH EQUIVALENTS (Cost $3,404,216)		3,404,216
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $31,225,815)		35,023,944
NET OTHER ASSETS - (1.1)%		(384,213)
NET ASSETS - 100%		$ 34,639,731
Currency Abbreviations
GBP	-	British pound
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Grand Palais Management Co. LP	7/24/96	$ 0
Rite Aid Corp.	6/27/01	$ 25,245
(e) Principal amount is stated in U.S. dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.3%
Canada	4.6
United Kingdom	4.3
Japan	2.7
Ireland	1.5
Switzerland	1.1
Others (individually less than 1%)	2.5
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $25,595,992,000 and $26,243,651,000, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $467,518,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,396,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,265,000 or 0.1% of net assets.

Income Tax Information

At June 30, 2001, the aggregate cost of investment securities for income tax purposes was $31,433,985,000. Net unrealized appreciation aggregated $3,589,959,000, of which $4,773,963,000 related to appreciated investment securities and $1,184,004,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $836,545,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $320,743 and repurchase agreements of $3,362) (cost $31,225,815) - See accompanying schedule		$ 35,023,944
Receivable for investments sold		458,292
Receivable for fund shares sold		25,841
Dividends receivable		31,088
Interest receivable		15,818
Other receivables		647
Total assets		35,555,630
Liabilities
Payable to custodian bank	$ 4,571
Payable for investments purchased	502,277
Payable for fund shares redeemed	57,786
Accrued management fee	19,548
Other payables and accrued expenses	2,715
Collateral on securities loaned, at value	329,002
Total liabilities		915,899
Net Assets		$ 34,639,731
Net Assets consist of:
Paid in capital		$ 32,887,119
Undistributed net investment income		122,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,167,886)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,798,030
Net Assets, for 784,059 shares outstanding		$ 34,639,731
Net Asset Value and redemption price per share ($34,639,731 ÷ 784,059 shares)		$44.18
Maximum offering price per share (100/97.00 of $44.18)		$45.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2001 (Unaudited)
Investment Income Dividends (including $5,694 received from affiliated issuers)		$ 178,252
Interest		95,328
Security lending		1,963
Total income		275,543
Expenses
Management fee Basic fee	$ 103,627
Performance adjustment	25,804
Transfer agent fees	33,659
Accounting and security lending fees	829
Custodian fees and expenses	730
Registration fees	511
Audit	85
Legal	70
Miscellaneous	16
Total expenses before reductions	165,331
Expense reductions	(12,099)	153,232
Net investment income		122,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(80,499) on sales of investments in affiliated issuers)	(852,137)
Foreign currency transactions	(729)	(852,866)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,333,813)
Assets and liabilities in foreign currencies	(135)	(3,333,948)
Net gain (loss)		(4,186,814)
Net increase (decrease) in net assets resulting from operations		$ (4,064,503)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2001 (Unaudited)	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 122,311	$ 198,677
Net realized gain (loss)	(852,866)	3,396,238
Change in net unrealized appreciation (depreciation)	(3,333,948)	(6,578,476)
Net increase (decrease) in net assets resulting from operations	(4,064,503)	(2,983,561)
Distributions to shareholders From net investment income	-	(177,521)
From net realized gain	-	(4,179,973)
In excess of net realized gain	-	(772,018)
Total distributions	-	(5,129,512)
Share transactions Net proceeds from sales of shares	1,908,601	5,626,676
Reinvestment of distributions	-	5,040,415
Cost of shares redeemed	(3,423,986)	(9,246,094)
Net increase (decrease) in net assets resulting from share transactions	(1,515,385)	1,420,997
Total increase (decrease) in net assets	(5,579,888)	(6,692,076)
Net Assets
Beginning of period	40,219,619	46,911,695
End of period (including undistributed net investment income of $122,468 and $21,212, respectively)	$ 34,639,731	$ 40,219,619
Other Information Shares
Sold	42,462	97,215
Issued in reinvestment of distributions	-	98,792
Redeemed	(76,182)	(159,851)
Net increase (decrease)	(33,720)	36,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2001	Years ended December 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 49.18	$ 60.02	$ 56.81	$ 46.63	$ 42.15	$ 38.02
Income from Invest- ment Operations
Net investment income	.15 D	.26 D	.29 D	.36 D	.42 D	.46
Net realized and unrealized gain (loss)	(5.15)	(4.24)	13.42	14.34	8.97	7.50
Total from investment operations	(5.00)	(3.98)	13.71	14.70	9.39	7.96
Less Distributions
From net investment income	-	(.24)	(.28)	(.30)	(.35)	(.38)
From net realized gain	-	(5.59)	(10.22)	(4.22)	(4.56)	(3.45)
In excess of net realized gain	-	(1.03)	-	-	-	-
Total distributions	-	(6.86)	(10.50)	(4.52)	(4.91)	(3.83)
Net asset value, end of period	$ 44.18	$ 49.18	$ 60.02	$ 56.81	$ 46.63	$ 42.15
Total Return B, C	(10.17)%	(6.80)%	25.03%	31.57%	23.00%	21.94%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 34,640	$ 40,220	$ 46,912	$ 38,639	$ 30,739	$ 23,829
Ratio of expenses to average net assets	.93% A	.87%	.65%	.65%	.70%	.83%
Ratio of expenses to average net assets after all expense reductions	.86% A, E	.84% E	.62% E	.61% E	.67% E	.79% E
Ratio of net invest- ment income to average net assets	.69% A	.45%	.48%	.70%	.91%	1.28%
Portfolio turnover rate	154% A	166%	177%	197%	144%	159%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. The fund calculates its net asset value per share as of close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the funds or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,059,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit and/or cash against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $11,331,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6,000 and $762,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alberta Energy Co. Ltd.	$ 97,398	$ -	$ 3,450	$ 441,092
American Tower Corp. Class A	26,804	81,449	-	213,371
Charming Shoppes, Inc.	-	9,642	-	57,161
Earthgrains Co.	-	27,042	154	-
Fleming Companies, Inc.	15,687	6,113	49	91,723
Footstar Inc.	22,435	-	-	54,335
Franco Nevada Mining Corp Ltd.	10,757	-	1,567	114,881
Goldcorp Inc.	24,931	-	-	72,192
Gymboree Corp.	6,657	-	-	16,593
Harman International Industries, Inc.	1,094	2,255	126	93,595
Manugistics Group Inc.	49,030	91,556	-	-
Midas, Inc.	-	9,952	82	9,678
Patterson Dental Co.	15,369	1,299	-	167,722
P.F. Chang's China Bistro, Inc.	11,097	-	-	40,329
SPX Corp.	8,087	28,600	-	-
Stein Mart, Inc.	-	715	-	25,481
Swift Transportation Co., Inc.	2,809	384	-	95,193
Talbots, Inc.	19,117	32,373	266	-
TOTALS	$ 311,272	$ 291,380	$ 5,694	$1,493,346

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Will Danoff, Vice President

Richard A. Spillane, Jr., Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach*

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

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